Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2021
Entity Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 28, 2021
Document Effective Date	Feb. 01, 2022
Prospectus Date	Feb. 01, 2022
QCI Balanced Fund | Institutional Class Shares
Prospectus:
Trading Symbol	QCIBX